Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital Amount	Accumulated deficit Amount	Accumulated other comprehensive (loss) income Amount	Non- controlling interests Amount	Class A	Class B	Total
Balance at Dec. 31, 2022	$ 13,269,528	$ 22,437,754	$ 45,308,080	$ (65,337,075)	$ 33,807	$ (7,878,789)			$ 7,833,305
Balance (in Shares) at Dec. 31, 2022	1,326,953	2,243,776
Adjustment for change of par value	$ (13,269,514)	$ (22,437,732)	35,707,246
Issuance of shares to non-controlling interest			67,766			(67,766)
Net loss				(5,487,104)		(1,117,685)			(6,604,789)
Share-based compensation			711,918						711,918
Issuance of shares in exchange of share options and settlement of liabilities	$ 1		3,078,195						3,078,196
Issuance of shares in exchange of share options and settlement of liabilities (in Shares)	70,430
Issuance of shares for share-based compensation	$ 1		176,263						176,264
Issuance of shares for share-based compensation (in Shares)	65,770
Issuance of shares	$ 2		1,575,560						1,575,562
Issuance of shares (in Shares)	215,959
Exercise of share options			16,506						$ 16,506
Exercise of share options (in Shares)	791								791
Exercise of convertible notes	$ 13		5,999,987						$ 6,000,000
Exercise of convertible notes (in Shares)	1,250,000
Rounding up for reverse stock split
Rounding up for reverse stock split (in Shares)	8,018
Exchange difference on translation of foreign operations					(7,485)				(7,485)
Balance at Jun. 30, 2023	$ 31	$ 22	92,641,521	(70,824,179)	26,322	(9,064,240)			12,779,477
Balance (in Shares) at Jun. 30, 2023	2,937,921	2,243,776
Balance at Dec. 31, 2023	$ 31	$ 22	93,018,528	(68,161,722)	(10,623)	(9,462,883)			15,383,353
Balance (in Shares) at Dec. 31, 2023	2,937,921	2,243,776					2,937,921	2,243,776
Issuance of Class A Ordinary Shares	$ 4	$ (4)
Issuance of Class A Ordinary Shares (in Shares)	446,842	(446,842)
Net loss				(2,643,796)		(15,091)			(2,658,887)
Exercise of share options	$ 2		451,658						$ 451,660
Exercise of share options (in Shares)	289,401								289,401
Exchange difference on translation of foreign operations					861				$ 861
Balance at Jun. 30, 2024	$ 37	$ 18	$ 93,470,186	$ (70,805,518)	$ (9,762)	$ (9,477,974)			$ 13,176,987
Balance (in Shares) at Jun. 30, 2024	3,674,164	1,796,934					3,674,164	1,796,934